Investment Objectives and Goals - CAPITAL WORLD GROWTH & INCOME FUND	Jan. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CAPITAL WORLD GROWTH & INCOME FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.